SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail)	1 Months Ended	12 Months Ended										1 Months Ended
	Aug. 31, 2011 USD ($)	Dec. 31, 2012 USD ($) Segment	Dec. 31, 2011 USD ($) Segment	Dec. 31, 2010 USD ($) Segment	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Jan. 20, 2010	Dec. 31, 2012 Customer A Minimum	Dec. 31, 2011 Customer B Minimum	Dec. 31, 2012 Beijing Vizeum Advertising Co., Ltd.	Jan. 20, 2010 Beijing Vizeum Advertising Co., Ltd.	Aug. 31, 2011 Click Pro Y	Sep. 14, 2012 Guozhi	Sep. 14, 2012 Other shareholders
Summary Of Significant Accounting Policies [Line Items]
Number of operating segments		3	3	3
Rebates to customers		$ 6,064,000	$ 5,383,000	$ 4,938,000
Business taxes, VAT and surcharges		4,351,000	8,340,000	6,810,000
Value added tax rate		6.00%
Value added tax amount		2,892,000
Percentage of ownership acquired										60.00%	60.00%	60.00%	70.00%
Noncontrolling interest percentage							40.00%							30.00%
Ownership interest with put option												40.00%
Put options, number of years to be available for exercise												6
Redeemable noncontrolling interest percentage	40.00%
Fair value of noncontrolling interest	4,416,000
Net income attributable redeemable noncontrolling interest		711,000	307,000
Cash balance		$ 113,000,000	$ 123,200,000		703,700,000	775,600,000
Percentage of cash & cash equivalents		96.90%	88.40%
Accounts receivable percentage								10.00%	10.00%